As filed with the Securities and Exchange Commission on June 28, 2004
                       File Nos. 333-101585 and 811-21260
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ____                     [ ]

                         Post-Effective Amendment No. 1                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 2                             [X]

                        (Check appropriate box or boxes)


                           CM ADVISERS FAMILY OF FUNDS
                           ---------------------------
                Exact Name of Registrant as Specified in Charter

              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (512) 329-0050
                                                           --------------

    Scott Van Den Berg, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                             Reinaldo Pascual, Esq.
                             Kilpatrick Stockton LLP
                        1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309


Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------


It is proposed that this filing will become effective:  (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b);
     [ ] on ________ (date) pursuant to paragraph (b);
     [ ] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ________ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS




CUSIP Number 125677104                                      NASDAQ Symbol CMAFX


                                CM ADVISERS FUND

               A NO-LOAD SERIES OF THE CM ADVISERS FAMILY OF FUNDS




                     TABLE OF CONTENTS
                                                                                    PROSPECTUS
The Fund's Investment Objective                                                   June 28, 2004
and Principal Investment Strategy................    2
Principal Risks of Investing in the Fund.........    4
Past Performance.................................    5
Fees and Expenses of the Fund....................    6                              Managed By
Management and Administration....................    7
Investing in the Fund............................    9                    Van Den Berg Management, Inc.
Purchasing Shares................................    9                       (d/b/a CM Fund Advisers)
Redeeming Shares.................................   11                   805 Las Cimas Parkway, Suite 430
Additional Information About Purchases and                                     Austin, Texas 78746
Redemptions......................................   13
Distributions....................................   13
Federal Taxes....................................   14
Financial Highlights.............................   15


This Prospectus includes important information about the CM Advisers Fund (the "Fund"), a series of the CM Advisers Family of Funds (the "Trust") that you should know before investing. You should read the Prospectus and keep it for future reference. For questions or for Shareholder Services, please call (800) 773-3863.

--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

        The Fund's Investment Objective and Principal Investment Strategy

     The Fund's investment objective is long-term growth of capital. The Fund's investment objective may be changed without shareholder approval. To meet its investment objective, the Fund primarily purchases equity securities of U.S. companies that the Fund's investment adviser, Van Den Berg Management, Inc. d/b/a CM Fund Advisers (the "Adviser"), believes are undervalued. The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Fund retains the flexibility to invest in fixed income securities (e.g., corporate or government bonds) or cash or cash equivalent positions (e.g. money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions) when the Adviser believes they offer more attractive opportunities.

Equity  Securities.  To select equity securities for the Fund's  portfolio,  the
Adviser:

o Applies proprietary research models to determine a company's intrinsic value (see side box for a discussion of "intrinsic value");

o Compares the company's intrinsic value to the market prices of the company's securities; and

o Seeks to purchase equity securities of companies that appear to be bargains (i.e., securities that are trading at a significant discount to their intrinsic value).
________________________________________________________________________________
Intrinsic value is a concept that refers to what a company is "really" worth. Investment advisers that use intrinsic value (like the Adviser) believe that a company's real value can be best determined by analyzing business, financial and other factors about the company and its market, and that a company's market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company's securities is above the Adviser's determination of its intrinsic value, the Adviser believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Adviser believes it will, over time, rise.
________________________________________________________________________________

     In an effort to determine a company's intrinsic value, the Adviser analyzes various quantitative, qualitative, fundamental and other factors about a company and its business. Information considered may include, without limitation, a company's cash flows, earnings before interest, taxes, depreciation, and amortization (EBITDA), price-to-earnings ratios, and business plans. The Adviser also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company's business, financial, and market circumstances are always changing, the Adviser evaluates intrinsic value for companies in and out of its portfolio on a regular basis. The Fund generally sells securities when the Adviser believes that they no longer represent attractive opportunities, or that they are unlikely to benefit from current business, market and economic conditions. The Fund may also sell equity securities when the Adviser believes other opportunities are more attractive.

     The Fund typically invests in equity securities of U.S. companies, but may also invest in foreign companies. The Fund may invest in equity securities of companies of any size, although equity securities of small companies (generally companies with $2 billion or less in market capitalization) typically represent between 25% and 60% of the Fund's common stock positions. The Fund's equity securities are generally traded on a national securities exchange or over-the-counter. As a non-diversified investment company, the Fund may hold a small number of equity securities (e.g., as few as 12, even when fully invested).

     Fixed Income Securities. While income from debt securities (i.e., interest payments to be made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Fund, the Adviser's primary criteria for debt securities relates to their appreciation potential. To select fixed income securities for the Fund, the Adviser generally:

     o    Reviews the maturity, rating (e.g., by Standard & Poor's, Moody's or a
          similar   rating   agency)  and  yield  of  a  debt   security,   both
          independently and in relation to the Fund's current portfolio;

     o Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

     o Seeks to purchase debt securities that the Adviser believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the
          Fund); and (ii) offer opportunities for price appreciation.

     The Fund may sell fixed income securities when the Adviser believes that they no longer represent attractive values, or no longer fit the desired mix of securities for the Fund. The Fund may also sell fixed income securities when the Adviser believes other opportunities are more attractive, or when the Adviser wishes to reduce the percentage of fixed income securities in the Fund's portfolio.

     The Fund may purchase fixed income securities of any credit quality. Accordingly, the Fund may hold debt securities that receive the highest ratings from Moody's, Standard & Poor's or a similar rating agency, or lower rated debt instruments, such as junk bonds. The Fund may also purchase fixed income securities issued by any size company, municipality or government body, without limitation.

     While the Fund's primary focus is investment in equity and fixed income securities, as noted above, the Fund has the flexibility to invest in cash or cash equivalent positions when the Adviser believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

     Non-Diversified Fund. The Fund is a "non-diversified" investment company. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes. In order to deduct dividends distributed to shareholders under the tax code, mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     Portfolio Turnover. Although the Fund's strategy emphasizes longer-term investments that typically result in portfolio turnover less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Adviser's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading. Since the Fund's trades cost the Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on the Fund's performance. In addition, because sales of securities in the Fund's portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.

________________________________________________________________________________
"Portfolio Turnover" is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.
________________________________________________________________________________

     Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle.


                    Principal Risks of Investing in the Fund

     All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

o Market risk - Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Fund's performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

o Interest rate risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

o Management style risk - Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., "growth" stocks selected for growth potential), or that have a broader investment style.

o Business and sector risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors; regulation or deregulation; and technological or other developments may negatively impact all companies in a particular industry. To the extent the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund's portfolio will be adversely affected.

o Small company risk - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

o Non-diversified fund risk - In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

o Foreign securities risk - Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risks, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

o Bond interest rate risk - The Fund's bond portfolio will be subject to the risks that, in general, bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

o Credit risk - The Fund's bond portfolio will also be subject to credit risks. Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due.
     Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds. These sorts of "credit risks" are reflected in the credit ratings assigned to bond issues by companies like Moody's or Standard & Poor's, and may cause the price of an issuer's bond to decline and may affect liquidity for the security. Normally, bonds with lower credit ratings will have higher yields than bonds with the highest credit ratings, reflecting the relatively greater risk of bonds with lower credit ratings. Bonds with the lowest credit ratings and highest yields are generally considered junk bonds, which would be subject to the highest bond credit risk.


                                Past Performance

     The Fund is a new investment company that began operations in May 2003. Because the Fund has not been in operation for an entire calendar year, there is no calendar year performance information to be presented here. However, you may request a copy of the Fund's most recent Annual and Semi-Annual Reports, at no charge, by calling the Fund.

                          Fees and Expenses of the Fund

     The following table is designed to help you understand the expenses paid by shareholders in the Fund. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        Shareholder Transaction Expenses
                    (fees paid directly from your investment)
                    -----------------------------------------

         Sales load.................................................. None
         Redemption Fees (as a % of amount redeemed)................. 1.00%^1
         Exchange Fees............................................... None

                         Annual Fund Operating Expenses
                    (expenses that are deducted from assets)
                    ----------------------------------------

         Management Fees............................................. 1.25%
         Distribution and/or Service (12b-1) Fees.................... 0.25%
         Other Expenses.............................................. 1.34%
                                                                      -----
         Total Annual Fund Operating Expenses........................ 2.84%^2
            Fee Waivers and/or Expense Reimbursements................(0.59)%
                                                                      -----
            Net Expenses ............................................ 2.25%^3
                                                                      =====

^1 The redemption fee (the "Redemption Fee") is charged upon any redemption of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends or capital gain distributions, or on amounts representing capital appreciation of shares. See the section entitled "Redeeming Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee.
^2 "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended February 29, 2004, and do not reflect certain waivers of fees and reimbursement of expenses by the Adviser that lowered the Fund's actual operating expenses as described in footnote 3. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.25%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.
^3 For the fiscal year ended February 29, 2004, the Adviser voluntarily waived a portion of its investment advisory fees above amounts necessary to limit the Fund's expenses below the Expense Limitation Agreement level. Additionally, all the fees payable under the Fund's Rule 12b-1 Plan were waived during the fiscal year ended February 29, 2004. As a result of these additional waivers that took place during the fiscal year ended February 29, 2004, as a percentage of the average daily net assets of the Fund, the Fund's actual Total Annual Fund Operating Expenses were as follows:

         Actual Total Annual Fund Operating Expenses
         for the fiscal year ended February 29, 2004..............1.50%

There can be no assurance that these voluntary additional waivers will continue in the future. Consequently, "Fee Waivers and/or Expense Reimbursements" have been restated to reflect the agreed expense limitation as currently in effect.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 year            3 years           5 years          10 years
       ------            -------           -------          --------
        $228               $824            $1,447            $3,124

The Redemption Fee (equal to 1.00% of the value of shares within one year of purchase) is not included in these calculations. If that fee were included, your costs would be higher.


                          Management and Administration

     Investment Adviser. Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) serves as the Fund's investment adviser who manages the investments in the Fund's portfolio. The Adviser's principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Adviser has been engaged in the investment advisory business since 1974 and, as of June 24, 2004 managed approximately $1.8 billion under the assumed (d/b/a) name "Century Management."

     The Adviser has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund's Board of Trustees (the "Trustees"). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.

     The Adviser is controlled by Arnold Van Den Berg, who owns a controlling interest in the Adviser. Mr. Van Den Berg also serves as the Chairman of the Board of Trustees that oversees the management and administration of the Fund. Mr. Van Den Berg founded the Adviser in 1974, and has worked in the investment management business for over 30 years.

     Mr. Van Den Berg and James Brilliant, a Vice President and Senior Research Analyst for the Adviser, serve as the portfolio managers for the Fund. Mr. Brilliant is a Chartered Financial Analyst (CFA) and has been employed by the Adviser since 1986. Mr. Brilliant has more than 17 years of investment management and financial analysis experience.

     During the Fund's last fiscal year, in accordance with the Expense Limitation Agreement, the Adviser waived a portion of its fee in the amount of $129,746. As a result, the fee paid to the Adviser by the Fund as a percentage of average annual net assets for the last fiscal year was 0.21%.

     Board of Trustees. The Fund is a series of the CM Advisers Family of Funds, an open-end management investment company organized as an Delaware statutory trust on November 22, 2002. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

     Administrator. The Nottingham Company (the "Administrator") serves as the Fund's administrator, assist in the coordination of the services of the Fund's vendors, and provides the Fund with other necessary administrative, fund accounting and compliance services.

     Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

     Custodian. Wachovia Bank, N.A. (the "Custodian") serves as the custodian of the Fund's securities.

     Distributor and Distribution of Shares. Capital Investment Group, Inc. (the "Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940 (the "1940 Act"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

     The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

                              Investing in the Fund

     Minimum Initial Investment. The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment for the Fund is generally $100,000 for regular or IRA accounts. Notwithstanding the foregoing, the Fund's Trustees and officers, the Adviser's investment management clients, personnel, officers, directors and employees, and their respective immediate family members may open a regular account in the Fund with a minimum initial investment of $5,000, and an IRA account with a minimum initial investment of $1,000. The Fund may, at the Adviser's sole discretion, accept accounts with less than the minimum investment.

     Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

     In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

     Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


                                Purchasing Shares

     The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. Orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

     Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "CM Advisers Fund" to:

             CM Advisers Family of Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

     The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

     If checks are returned due to insufficient funds or other reasons, the purchase will be cancelled. The Fund will charge the prospective investor a $20 fee for the cancelled check and may redeem shares of the Fund already owned by the prospective investor or another identically registered account to recover any such losses. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, the Administrator, and the Transfer Agent in connection with respect to any cancelled check.

     Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the:  CM Advisers Fund
             Acct. # 2000008639057
             For further credit to (name and SSN or TIN)

     Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment for any account is $1,000, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser's sole discretion, accept additional investments for less than the minimum additional investment.

     Automatic Investment Plan. Shareholders who have met the Fund's minimum investment criteria may participate in the Fund's automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

     Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Adviser to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Adviser, be limited by the Fund's refusal to accept further purchase orders from an investor, after providing the investor with prior notice.

     Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


                                Redeeming Shares

     Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             CM Advisers Family of Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

     Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

     Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

     Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 1-800-773-3863; provided that you confirm your telephone instructions later in writing. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

     (1)  Name of Fund;
     (2)  Shareholder name(s) and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions  for transmittal of redemption  funds to the shareholder;
          and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

     Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

     Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder's account if, as a result of redemptions or transfers (but not required IRA distributions), the account's balance falls below the minimum initial investment required for your type of account (see "Minimum Initial Investment" above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

     Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind. However, the Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

     Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

     Fees on Redemptions. As explained under "Fees and Expenses of the Fund," the Fund charges a Redemption Fee of 1.00% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. No Redemption Fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a Redemption Fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time.


             Additional Information About Purchases and Redemptions

     Telephone Purchases by Securities Firms. Brokerage firms that are NASD members may telephone the Transfer Agent at 1-800-773-3863 and buy shares for investors who have investments in the Fund through the brokerage firm's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Distributor nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to follow these established procedures, they may be liable. The Fund may modify or terminate these telephone privileges at any time.

     Miscellaneous. The Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


                                  Distributions

     The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

                                  Federal Taxes

     The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

     Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

     In general, a shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

     Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the table have been derived from audited financial statements of the Fund. The financial data for the fiscal period ended February 29, 2004 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report covering such period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report and Semi-annual Report of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.

                 (For a Share Outstanding Throughout the Period)

===================================================================== ============================
                                                                             Period ended
                                                                         February 29, 2004 (a)
--------------------------------------------------------------------- ----------------------------
Net asset value, beginning of period                                           $10.00
--------------------------------------------------------------------- ----------------------------
    Income from investment operations
        Net investment loss                                                     (0.01)
        Net realized and unrealized gain on investments                          0.75
                                                                                 ----
            Total from investment operations                                     0.74
                                                                                 ----
--------------------------------------------------------------------- ----------------------------
Net asset value, end of period                                                 $10.74
                                                                               ======
--------------------------------------------------------------------- ----------------------------
Total return                                                                     7.40 %
                                                                               ======
--------------------------------------------------------------------- ----------------------------
Ratios/supplemental data
--------------------------------------------------------------------- ----------------------------
    Net assets, end of period                                                 $36,588,606
                                                                              ===========
--------------------------------------------------------------------- ----------------------------
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                            2.84 % (b)
        After expense reimbursements and waived fees                             1.50 % (b)
--------------------------------------------------------------------- ----------------------------
    Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees                           (1.64)% (b)
        After expense reimbursements and waived fees                            (0.30)% (b)
--------------------------------------------------------------------- ----------------------------
    Portfolio turnover rate                                                      6.26 %
===================================================================== ============================

(a) For the period beginning May 13, 2003 (commencement of operations) to February 29, 2004.
(b)  Annualized.

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Also, a Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Fund.

The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available without charge upon written request to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746 or by calling us at 1-800-773-3863.

You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Reports and other information about the Fund can also be viewed online on the Commission's Internet site at http://www.sec.gov.


        CM Advisers Family of Funds Investment Act File Number: 811-21260

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________























                                   PROSPECTUS

                                  June 28, 2004

                                     PART B
                                     ======

                                    FORM N-1A


                                CM Advisers Fund
                                     of the
                           CM Advisers Family of Funds

                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 28, 2004

     The CM Advisers Fund (the "Fund") is the sole series of the CM Advisers Family of Funds (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") as required by the Investment Company Act of 1940, as amended (the "1940 Act").

     This Statement of Additional Information (the "SAI") is not a prospectus, and it should be read in conjunction with the Fund's prospectus dated June 28, 2004, as the same may be amended from time to time (the "Prospectus"). No investment in shares of the Fund should be made solely upon the information contained in the SAI. Copies of the Prospectus may be obtained, without charge, by calling the Fund at 1-800-773-3863 or writing to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, the Fund's investment adviser (the "Adviser") at the following address:

              Van Den Berg Management, Inc. d/b/a CM Fund Advisers
                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746

     The Fund issues an annual report (the "Annual Report") after the end of each fiscal year that includes a report from the Fund's management on the Fund's operation and performance, and audited financial statements for the Fund. Information from the Annual Report is incorporated by reference into this SAI. Copies of the Annual Report may be obtained at no charge by calling or writing the Fund at the phone number and address shown above.

                           CM ADVISERS FAMILY OF FUNDS




                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RISKS......................................1
-----------------------------------------
   General Investment Risks....................................................1
   ------------------------
   Equity Securities...........................................................1
   -----------------
   Investments in Small-Cap Companies..........................................1
   ----------------------------------
   Companies with Unusual Valuations based on Many Traditional Methods.........1
   -------------------------------------------------------------------
   Foreign Securities..........................................................2
   ------------------
   Convertible Securities......................................................2
   ----------------------
   Real Estate Securities......................................................3
   ----------------------
   Corporate Debt Securities...................................................3
   -------------------------
   Money Market Instruments....................................................3
   ------------------------
   U.S. Government Securities..................................................3
   --------------------------
   Repurchase Agreements.......................................................4
   ---------------------
   Reverse Repurchase Agreements...............................................4
   -----------------------------
   Illiquid Investments........................................................4
   --------------------
   Restricted Securities.......................................................4
   ---------------------
   Options.....................................................................4
   -------
   Futures Contracts...........................................................5
   -----------------
   Forward Commitment & When-Issued Securities.................................8
   -------------------------------------------
   Short Sales of Securities...................................................8
   Investment in Companies with Business Related to Commodities................8
   Lending of Portolio Securities..............................................8
   Lack of Diversification.....................................................9
   -----------------------
   Temporary Defensive Positions..............................................10
   -----------------------------

INVESTMENT RESTRICTIONS.......................................................10
-----------------------
   Fundamental Restrictions...................................................10
   ------------------------
   Non-Fundamental Restrictions...............................................11
   ----------------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION...............................11
-----------------------------------------------
   Brokerage Selection........................................................11
   -------------------
   Aggregated Trades..........................................................12
   -----------------
   Portfolio Turnover.........................................................13
   ------------------

DESCRIPTION OF THE TRUST......................................................13
------------------------

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS........................14
------------------------------------------------------
   Trustees and Officers......................................................14
   ---------------------
   Trustee Standing Committees................................................15
   ---------------------------
   Beneficial Equity Ownership Information....................................16
   ---------------------------------------
   Approval of the Investment Advisory Agreement..............................16
   ---------------------------------------------
   Compensation...............................................................17
   ------------
   Principal Holders of Voting Securities.....................................17
   --------------------------------------

MANAGEMENT AND ADMINISTRATION.................................................18
-----------------------------
   Investment Adviser.........................................................18
   ------------------

   Administrator..............................................................19
   -------------
   Transfer Agent.............................................................19
   --------------
   Distributor................................................................20
   -----------
   Custodian..................................................................20
   ---------
   Independent Registered Public Accounting Firm..............................20
   ---------------------------------------------
   Legal Counsel..............................................................21
   -------------

CODE OF ETHICS................................................................21
--------------

Proxy voting policies.........................................................21
---------------------

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES.......................21
-------------------------------------------------------
   Purchases..................................................................21
   ---------
   Redemptions................................................................22
   -----------
   Additional Information.....................................................23
   ----------------------

NET ASSET VALUE...............................................................24
---------------

ADDITIONAL TAX INFORMATION....................................................24
--------------------------

ADDITIONAL INFORMATION ON PERFORMANCE.........................................27
-------------------------------------
   Lipper Analytical Services, Inc............................................29
   -------------------------------
   Morningstar, Inc...........................................................29
   ----------------

FINANCIAL STATEMENTS..........................................................29
--------------------

APPENDIX A....................................................................30
----------
   Description of Ratings.....................................................30
   ----------------------

APPENDIX B....................................................................35
   Trust's Proxy Voting and Disclosure Policy.................................36
   Adviser's Proxy Voting and Disclosure Policy...............................40

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The CM Advisers Family of Funds (the "Trust") was organized on November 22, 2002 as a Delaware statutory trust. The sole series of shares of the Trust is the CM Advisers Fund (the "Fund"), an open-end management investment company. The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for certain securities in which the Fund may invest.

     General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in the Prospectus and this SAI.

     Equity Securities. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

     Investments in Small-Cap Companies. The Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established. In addition, small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. Also, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund's investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

     Companies with Unusual Valuations based on Many Traditional Methods. The Fund may invest in securities of companies whose market prices grow and very quickly reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

     Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in these securities are accompanied by a substantial risk of loss because of their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income or profitability for these types of companies.

     Foreign Securities. The Fund may invest directly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

     American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Convertible Securities. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

     Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

     Corporate Debt Securities. The Fund's fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Services ("S&P's") or Fitch Investors Service, Inc. ("Fitch"), or if not rated, of equivalent quality in the Adviser's opinion. In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P's or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P's, and Fitch are contained in this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

     MoneyMarket Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's
Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, or Fitch, or if not rated, of equivalent quality in the Adviser's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

     U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA),  several are supported by the right of the issuer to borrow from the U.S.

government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

     Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

     Reverse Repurchase Agreements. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Adviser determines the liquidity of the Fund's investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

     Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     Options. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

     Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

     If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

     The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

     By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

     Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

     Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

     Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

     The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

     Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

     Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

     Short Sales of Securities. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (1) at its discretion; or (2) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

     In addition, the Fund may make short sales "against the box," i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

     Investments in Companies with Business Related to Commodities. As explained under "Fundamental Restrictions" below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.), or in registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities).
Investments in equity securities of companies involved in mining or related precious metals industries, and the value of investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movements, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such businesses or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodities markets generally.

     Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

     Lack of Diversification. The Fund is a non-diversified Fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (1) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (2) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

     Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                             INVESTMENT RESTRICTIONS

     Fundamental Restrictions. The Fund has adopted the following "fundamental restrictions," which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (1) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (2) more than 50% of its outstanding shares.

     As a matter of fundamental policy, the Fund may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

     2. Issue senior securities, except as permitted by the 1940 Act;

     3. Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

     4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

     5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

     6. Make investments for the purpose of exercising control or management over a portfolio company;

     7. Invest in securities of other registered investment companies, except as permitted under the 1940 Act (which investments may include, without limitation, investments in money market funds);

     8. Make loans, provided that the Fund may lend its portfolio securities, and provided further that, for purposes of this restriction, investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

     9. Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

     10. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices; and

     11. Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

     Non-Fundamental Restrictions. The Fund has also adopted the following non-fundamental investment restrictions, which may be changed by the Trustees at their discretion.

     As a matter of non-fundamental policy, the Fund may not:

     1. Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; and

     2. Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

     With respect to the "fundamental" and "non-fundamental" investment restrictions, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing funds and issuing senior securities are exceptions to this general rule.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Subject to the general supervision of the Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the "Advisory Agreement"), which is described in detail under "Management and Administration - Investment Adviser." The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

     Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Adviser's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. To the extent it is consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Trustees may determine, the Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

     The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

     The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

     For the fiscal year ended February 29, 2004, the Fund paid brokerage commissions of $9,485; none of which was paid to the Distributor.

     Aggregated Trades. While investment decisions for the Fund are made independently of the Adviser's other client accounts, the Adviser's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

     Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

     The Trust, which is a statutory trust organized under Delaware law on November 22, 2002, is an open-end management investment company. The Trust's Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently offers only one series of shares, the CM Advisers Fund. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

     In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

     Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

     The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

     The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

     The Trust will not hold an annual shareholders' meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.

As set forth in the Trust's Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

             BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

     The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

     Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
                                                                                                 Number
                                   Position(s)      Length of       Principal Occupation(s)      of Funds
     Name, Address and Age       Held with Trust     Service          During Past 5 Years        Overseen     Other Directorships
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
                                                        Independent Trustees
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Brian R. Bruce (48)              Trustee          Since 5/2003   Mr.   Bruce   has   been   the      1      None
260 Franklin Street                                              Director       of       Global
Boston, MA  02110                                                Investments  of PanAgora Asset
                                                                 Management    since   December
                                                                 1999.      Before      joining
                                                                 PanAgora,   Mr.  Bruce  was  a
                                                                 professor      at     Southern
                                                                 Methodist    University   from
                                                                 January 1995 to December 1999.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Mark F. Ivan (47)                Trustee          Since 5/2003   Mr.    Ivan   has   been   the      1      None
P. O. Box 346                                                    President   of  Ivan   Capital
Boulder, CO  80306-0346                                          Management,  Inc.  since  June
                                                                 1996.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Richard M. Lewis (44)            Trustee          Since 5/2003   Mr.  Lewis  has been the Chief      1      Mr.  Lewis  serves  as a
7000 N. Mopac, Suite 150                                         Financial      Officer      of             director  of  Net-Sieve,
Austin, TX  78731                                                Worldcall,  Inc., a voice over             Inc., a private  company
                                                                 internet    protocol   telecom             whose     business    is
                                                                 company,   since   May   2004.             developing     filtering
                                                                 Before   joining    Worldcall,             appliances           for
                                                                 Inc.    he   was   the   Chief             corporate             IT
                                                                 Financial      Officer      of             environments.
                                                                 Bluecurrent,      Inc.,     an
                                                                 information         technology
                                                                 services  firm,  from  January
                                                                 2002  to  May   2004.   Before
                                                                 joining  Bluecurrent,  he  was
                                                                 the    Vice    President    of
                                                                 Acquisitions for AMPAM,  Inc.,
                                                                 a  plumbing   and   mechanical
                                                                 services  firm,   from  August
                                                                 1999  to  December   2001.  He
                                                                 was  a  Director   of  Societe
                                                                 Generale     before    joining
                                                                 AMPAM.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
A. Zorel Paritzky, M.D. (62)     Trustee          Since 5/2003   Dr.   Paritzky   has   been  a      1      None
16133 Ventura Blvd., #1180                                       physician     with     Cardiac
Encino, CA  91436                                                Associates    Medical   Group,
                                                                 Inc.      since 1974.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
William R. Reichenstein,  Ph.D.  Trustee          Since 5/2003   Dr.  Reichenstein  has  been a      1      None
(52)                                                             professor       at      Baylor
9623 Oak Springs Dr.                                             University  since 1990.  He is
Waco, TX  76712                                                  currently   the  professor  of
                                                                 Finance   and   the   Pat  and
                                                                 Thomas  R.  Powers   Chair  in
                                                                 Investment     Management    -
                                                                 Finance,  Insurance  and  Real
                                                                 Estate.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------

                                       14

------------------------------------------------------------------------------------------------------------------------------------
                                                 Interested Trustees* and Officers
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Arnold Van Den Berg (64)**       Trustee,         Since 11/2002  Mr.   Van  Den   Berg  is  the      1      None
805 Las Cimas Parkway, Suite     Chairman,                       founder and  President  of the
430Austin, Texas  78746          President                       Adviser.   He   has   been   a
                                                                 portfolio   manager   for  the
                                                                 Adviser since 1974.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
James D. Brilliant (38)**        Trustee,         Since 5/2003   Mr.    Brilliant    is    Vice      1      None
805 Las Cimas Parkway, Suite     Treasurer                       President    and   a    senior
430Austin, Texas  78746                                          portfolio   manager   of   the
                                                                 Adviser. He has
                                                                 been  with  the
                                                                 Adviser   since
                                                                 1986,   and   a
                                                                 Chartered
                                                                 Financial
                                                                 Analyst (CFA).
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Scott Van Den Berg (37)**        Trustee,         Since 5/2003   Mr.   Van  Den  Berg  is  Vice      1      None
805 Las Cimas Parkway, Suite     Secretary                       President  of the  Adviser and
430Austin, Texas  78746                                          has been  with the firm  since
                                                                 1992.  He  is a
                                                                 Certified
                                                                 Financial
                                                                 Planner   (CFP)
                                                                 and a Chartered
                                                                 Retirement Plan
                                                                 Specialist
                                                                 (CRPS).
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Aaron S. Buckholtz (41)          Trustee          Since 5/2003   Mr.  Buckholtz  is a financial      1      None
805 Las Cimas Parkway, Suite                                     analyst  and a director of the
430Austin, Texas 78746                                           Adviser  and has been with the
                                                                 firm since 1990.
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
C. Frank Watson III, (33)        Asst. Secretary  Since 5/2003   President and Chief  Operating     n/a               n/a
The Nottingham Company                                           Officer   of  The   Nottingham
116 South Franklin Street                                        Company       (Administrator),
Post Office Box 69                                               since 1999; previously,  Chief
Rocky Mount, NC  27803                                           Operating Officer
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------
Julian G. Winters, (35)          Asst. Treasurer  Since 5/2003   Vice   President,   Compliance     n/a               n/a
The Nottingham Company                                           Administration      of     The
116 South Franklin Street                                        Nottingham             Company
Post Office Box 69                                               (Administrator),  since  1998;
Rocky Mount, NC  27803                                           previously, Fund Accountant
-------------------------------- ---------------- -------------- ------------------------------- ---------- ------------------------

* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.
** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

     Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

     Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

-------------------------------------- ------------------------------------- --------------------------------------
                                                                               Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered
                                                                                 Investment Companies Overseen
                                        Dollar Range of Equity Securities           By Trustee in Family of
           Name of Trustee                         in the Fund                       Investment Companies*
-------------------------------------- ------------------------------------- --------------------------------------
                              Independent Trustees
-------------------------------------- ------------------------------------- --------------------------------------
Brian R. Bruce                                          A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
Mark F. Ivan                                            B                                      B
-------------------------------------- ------------------------------------- --------------------------------------
Richard M. Lewis                                        A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
A. Zorel Paritzky, M.D.                                 A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
William R. Reichenstein, Ph.D.                          A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
                               Interested Trustees
-------------------------------------- ------------------------------------- --------------------------------------
Arnold Van Den Berg                                     E                                      E
-------------------------------------- ------------------------------------- --------------------------------------
James D. Brilliant                                      E                                      E
-------------------------------------- ------------------------------------- --------------------------------------
Scott Van Den Berg                                      E                                      E
-------------------------------------- ------------------------------------- --------------------------------------
Aaron S. Buckholtz                                      E                                      E
-------------------------------------- ------------------------------------- --------------------------------------

*The Fund is the only series of the Trust.

     Approval of the Investment Advisory Agreement. As discussed in the "Investment Adviser" section below, the Trustees must specifically approve the Advisory Agreement and its renewal and continuance. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Adviser relating to the Adviser and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers.

     In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (1) the nature and extent of the services provided by the Adviser; (2) the Adviser's personnel and methods of operating; (3) overall expenses of the Fund (taking into consideration the Expense Limitation Agreement between the Fund and the Adviser); (4) the financial condition of the Adviser; and (5) the Adviser's investment strategy for the Fund.

     Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (1) that the terms of the Advisory Agreement were reasonable and fair; (2) that the fees to be paid to the Adviser under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (3) that they were satisfied with the Adviser's proposed services, personnel and investment strategy; and (4) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Adviser, unanimously approved the Advisory Agreement for the Fund for an initial two-year period.

     Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Disinterested Trustees receive $3,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The following table reflects the amount of compensation received by each Trustee for the fiscal year ended February 29, 2004.

----------------------------- ----------------- ------------------------- ----------------- -------------------------
                                                                             Estimated       Total Compensation From
                                Aggregate         Pension  or Retirement    Annual Benefits       Fund to Fund
                                Compensation     Benefits Accrued As Part       Upon            Complex Paid to
     Name of Trustee            From the Fund      of Fund Expenses          Retirement             Trustees:
----------------------------- ----------------- ------------------------- ----------------- -------------------------
                                                  Independent Trustees
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Brian R. Bruce                     $3,550                None                  None                  $3,550
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Mark F. Ivan                       $3,550                None                  None                  $3,550
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Richard M. Lewis                   $3,550                None                  None                  $3,550
----------------------------- ----------------- ------------------------ ------------------ -------------------------
A. Zorel Paritzky, M.D.            $3,550                None                  None                  $3,550
----------------------------- ----------------- ------------------------ ------------------ -------------------------
William   R.   Reichenstein,       $3,550                None                  None                  $3,550
Ph.D.
----------------------------- ----------------- ------------------------ ------------------ -------------------------
                                                   Interested Trustees
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Arnold Van Den Berg                 None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------
James D. Brilliant                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Scott Van Den Berg                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Aaron S. Buckholtz                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------

* Each of the Trustees serves as a Trustee to the one fund of the Trust.

     Principal Holders of Voting Securities. As of June 23, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 5.49% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Fund.

     Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of June 23, 2004.

      Name and Address               Amount and Nature
    of Beneficial Owner           of Beneficial Ownership                Percent
    -------------------           -----------------------                -------

  Charles Schwab & Co., Inc.         1,186,747.689 Shares                25.03%*
  101 Montgomery Street
  San Francisco, CA 94104

     * Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations.

                          MANAGEMENT AND ADMINISTRATION

     Investment Adviser. Information about the Adviser, Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, and its duties and compensation as Adviser is contained in the Prospectus. The Adviser has been engaged in the investment advisory business since 1974 and, as of June 24, 2004, managed approximately $1.8 billion under the assumed (d/b/a) name "Century Management."

     The Adviser supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

     The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Arnold Van Den Berg (President and a senior portfolio manager of the Adviser) and James D. Brilliant (Vice President and a senior portfolio manager of the Adviser) are responsible for the day-to-day management of the Fund's portfolio.

     Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

     The Adviser receives a monthly management fee equal to an annual rate of 1.25% the Fund's net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.25%, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the fiscal year ended February 29, 2004, the Adviser received its fee in the amount of $45,313 after voluntarily waiving a portion of its fee in the amount of $129,746.

     In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under
Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under "Portfolio Transactions And Brokerage Allocation - Brokerage Selection."

     Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.150%; on the next $50 million, 0.125%; on the next $50 million, 0.100%; on all assets over $150 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. For services to the Fund for the fiscal year ended February 29, 2004, the Administrator received $24,194 in fund administration fees. For the same period, the Administrator received fund accounting fees of $21,556. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

     The  Administrator  performs  the  following  services  for the  Fund:  (1)
procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law;
(5) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law;
(6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

     Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. For the fiscal year ended February 29, 2004, the Transfer Agent received $14,323 in such shareholder servicing fees.

     Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement (the "Distribution
Agreement") approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. Under the Distribution Agreement, the Distributor is paid $5,000 per annum for its services. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

     The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management of the Fund - Distribution Plan" in the Prospectus and "Purchases, Redemptions and Special Shareholder Services - Additional Information" below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust's Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures.

     Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

     Under the Plan the Fund may expend up to 0.25% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value.

     Custodian. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

     Independent Registered Public Accounting Firm. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

     Such firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

     Legal Counsel. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

                                 CODE OF ETHICS

     The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

                              PROXY VOTING POLICIES

     The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

     Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the fund at 1-800-773-3863; and (2) on the SEC's website at http://www.sec.gov.

             PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

     Purchases. Reference is made to "Purchasing Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. The Prospectus also describes the Fund's automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

     Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days that the NYSE is open for regular trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes will be executed at the price calculated as of that time on the next business day.

     Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

     Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

     Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

     The Fund reserves the right in its sole discretion to: (1) suspend the offering of its shares; (2) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (3) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economics can be achieved in sales of Fund shares.

     Redemptions. Reference is made to "Redeeming Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund's policy regarding accounts that fall below the Fund's required minimums, redemptions in kind, signature guarantees and other information about the Fund's redemption policies. The following information supplements the information regarding share redemptions in the
Prospectus:

     Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC;
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of a redemption fee on redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the redemption fee, see "Redeeming Shares - Fees on Redemptions" in the Prospectus.

     Involuntary Redemptions. In addition to the situations described in the Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

     Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 1-800-773-3863.

     Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at CM Advisers Family of Funds c/o N.C. Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

     Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

     Plan under Rule 12b-1. As discussed in the "Management and Administration - Distributor " section above, the Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Fund. Under the Plan, the Fund may pay for services related to the distribution of shares of the Fund with up to 0.25% of the Fund's assets on an annual basis. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

     Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as NASD. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

                                 NET ASSET VALUE

     The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier. The Fund's net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

     In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

     Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

     o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

     o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

     o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

     o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

     o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive.

                           ADDITIONAL TAX INFORMATION

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

     The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

     An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

     The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

     Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

     If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

     Each series of the Trust, including the Fund, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

     A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

     Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

     Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

     The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                      ADDITIONAL INFORMATION ON PERFORMANCE

     From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

     The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total   return (after taxes on distributions)
         n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

     The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The cumulative total return before taxes on distributions of the Fund since May 13, 2003, date of commencement of operations of the Fund ("Inception") through February 29, 2004 was 6.33%. The cumulative total return after taxes on distributions of the Fund since Inception through February 29, 2004 was 6.33%. The cumulative total return after taxes on distributions and sale of shares of the Fund since Inception through February 29, 2004 was 4.11%. Without the reduction of the 1% redemption fee, these cumulative total returns would have been 7.40%, 7.40%, and 4.81%, respectively.

     The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Russell 3000, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also measure its performance against the S&P 500 Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Adviser. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

     The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

     As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

     The audited financial statements for the fiscal year ended February 29, 2004, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.

                      APPENDIX A - DESCRIPTION OF RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality "investment grade" ("Investment-Grade Debt Securities") or of lower quality with significant risk characteristics (e.g., "junk bonds"). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

          Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

          Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

          A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

          Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

         MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3 - This designation  denotes acceptable credit quality.  Liquidity
         and  cash-flow   protection  may  be  narrow,  and  market  access  for
         refinancing is likely to be less well-established.

         SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

         VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between "Investment-Grade Debt Securities" and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund's portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Adviser's Proxy Voting and Disclosure Policy, including a detailed description of the Adviser's specific proxy voting guidelines.

                           CM ADVISERS FAMILY OF FUNDS

                       PROXY VOTING AND DISCLOSURE POLICY


I.  Introduction

Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (the "Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

The IC Amendments require that the CM Advisers Family of Funds (the "Trust") and its sole series of shares, the CM Advisers Fund (the "Fund"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Fund to file with the SEC and to make available to its shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

         A.   General

         The Trust and the Fund believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of Fund's shareholders.

         B.       Delegation to Fund's Adviser

         The Trust's Board of Trustees ("Board") believes that CM Fund Advisers ("CM"), as the Fund's investment adviser, is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, CM, the Fund's investment adviser, is hereby delegated the following duties:

          (i)  to make the proxy voting decisions for the Fund; and
          (ii) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

         The Board, including a majority of the independent trustees of the Board, must approve CM's Proxy Voting and Disclosure Policy ("CM's Voting Policy") as it relates to the Fund. The Board must also approve any material changes to CM's Voting Policy no later than four (4) months after adoption by CM.

         C.       Conflicts

         In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in CM's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below).

III.  Fund Disclosure

         A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

         Beginning with the Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

         B.       Disclosure of the Fund's Complete Proxy Voting Record

         In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, the Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

         The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;
         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
         (iv) The shareholder meeting date; (v) A brief identification of the matter voted on;
         (vi) Whether the matter was proposed by the issuer or by a security holder;
         (vii)    Whether the Fund cast its vote on the matter;

         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (ix)     Whether the Fund cast its vote for or against management.

         The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

         The Fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.  Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)      A copy of this Policy;
(ii)     Proxy statements received regarding Fund's securities;
(iii)    Records of  votes cast on behalf of Fund; and
(iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of CM's records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by CM that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.   Proxy Voting Committee

         A.   General

         The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or CM, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

         B.   Powers and Methods of Operation

         The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.



Adopted as of this 7th day of May, 2003.

                     CENTURY MANAGEMENT AND CM ADVISERS FUND

                       PROXY VOTING AND DISCLOSURE POLICY
                            (Adopted August 6, 2003)


I.  Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

The Advisers Act Amendments require that Century Management and the CM Advisers Fund (collectively "Adviser" or "We") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Adviser has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that Adviser complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the CM Advisers Fund ("Fund"), its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these policies and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

Adviser believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Adviser is committed to voting corporate proxies in the manner that serves the best interests of their clients.

The following details Adviser's philosophy and practice regarding the voting of proxies.

         A.  General

         Adviser believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

         B.  Procedures

         To implement Adviser's proxy voting policies, Adviser has developed the following procedures for voting proxies.

          i. Upon receipt of a corporate proxy by Adviser, the special or annual report and the proxy are submitted to Adviser's proxy voting manager (the "Proxy Manager"), currently David Swann. The

               Proxy Manager will then vote the proxy in accordance with this policy. For any proxy proposal not clearly addressed by this policy, the Proxy Manager will consult with Adviser's Vice President, currently James Brilliant, before voting the proxy.

          ii. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and any other material submitted with the proxy. The Proxy Manager shall take into consideration what vote is in the best interests of clients and the provisions of Adviser's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

          iii. The Proxy Manager shall be responsible for maintaining copies of each special or annual report, proxy proposal, and other material submitted with the proxy, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Adviser's files.

         C.    Absence of Proxy Manager

         In the event that the Proxy Manager is unavailable to vote a proxy, then James Brilliant shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.  Voting Guidelines

While Adviser's policy is to review each proxy proposal on its individual merits, Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

         A.   Corporate Governance

          1.   Election of Directors and Similar Matters

          In an uncontested election, Adviser will generally vote in favor of management's proposed directors. In a contested election, Adviser will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors, Adviser will review any contested proposal on its merits.

          Notwithstanding the foregoing, Adviser expects to generally vote against proposals to:

          o    Adopt or continue the use of a classified Board structure; and
          o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
          o Limit directors' liability and reduce directors' indemnification rights;

          2.   Audit Committee Approvals

          Adviser generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. Adviser will generally vote to ratify management's recommendation and selection of auditors.

          3.   Shareholder Rights

          Adviser will consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o Adopt confidential voting and independent tabulation of voting results; and
          o    Require shareholder approval of poison pills;

                  And expects to generally vote against proposals to:

          o    Adopt super-majority voting requirements; and

          o Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

          4.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

          Adviser may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
          o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
          o    Require shareholder approval of "poison pills."

               And  expects to generally vote against proposals to:

          o    Adopt classified boards of directors;

          o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

          o Require a company to consider the non-financial effects of mergers or acquisitions.

          5.   Capital Structure Proposals

          Adviser will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o    Favor preemptive rights.

         B.  Compensation

          1.   General

          Adviser generally supports proposals that encourage the disclosure of a company's compensation policies. In addition, Adviser generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Adviser may consider any contested proposal related to a company's compensation policies on a case-by-case basis.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o    Require shareholders approval of golden parachutes

                  And expects to generally vote against proposals to:

          o Adopt measures that appear to the Proxy Manager to arbitrarily change executive or employee benefits.

          2.   Stock Option Plans and Share Issuances

          Adviser evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Adviser may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares be purchased in the open market.

          Notwithstanding the foregoing, Adviser expects to generally vote against proposals to:

          o Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

         C.  Corporate Responsibility and Social Issues

         Adviser generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

         Adviser will generally vote against proposals involving corporate responsibility and social issues, although Adviser may vote for corporate responsibility and social issue proposals that Adviser believes will have substantial positive economic or other effects on a company or the company's stock.

IV.  Conflicts

In cases where Adviser is aware of a conflict between the interests of a client(s) and the interests of Adviser or an affiliated person of Adviser (e.g., a portfolio holding is a client or an affiliate of a client of Adviser), the Adviser will take the following steps:

i. With respect to clients that are registered investment companies, the Adviser will notify the client of the conflict and will vote the client's shares in accordance with the instructions of the client's Board of Trustees; and

ii.      With respect to other clients, the Adviser will:

          o vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Adviser's vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

          o for other matters, will engage an independent third party (e.g., a proxy voting service) to review issues and vote proxies based on their determination of what is in the best interest of the client(s).

V.  Adviser Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Adviser on how its securities were voted. Adviser will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Adviser. Upon receiving a written request from a client, Adviser will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Adviser will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.  Recordkeeping

Adviser shall keep the following records for a period of at least five years, the first two in an easily accessible place:

i.       A copy of this Policy;

ii.      Proxy Statements received regarding client securities;

iii.     Records of votes cast on behalf of clients;

iv. Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;

v.       Records of client requests for proxy voting information, and

vi. With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Adviser and, upon reasonable written request, shall deliver such records to the Fund. These records may be kept as part of Adviser's records.

Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party such as a proxy voting service, provided that Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.   Amendments

This policy may be amended at any time by Adviser, provided that material changes to this policy that affect proxy voting for a registered investment company managed by the Adviser shall be ratified by such registered investment company within four (4) months of adoption by Adviser.

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

                   a series of the CM Advisers Family of Funds




                                  Annual Report


                      FOR THE YEAR ENDED FEBRUARY 29, 2004




                               INVESTMENT ADVISER
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                                CM ADVISERS FUND


                                                                  April 29, 2004

Dear Shareholder:

This annual report covers the CM Advisers Fund (hereafter the "Fund") for the first fiscal year which ended February 29, 2004. The Fund opened on May 13, 2003 with an initial net asset value (NAV) of $10.00 and has increased 7.40% to a NAV of $10.74 at the fiscal year-end February 29, 2004. In comparison, the Russell 3000, which is the Fund's benchmark, increased by 25.36%.

U.S. equity returns were positive in 2003, the first time in three years. On a calendar basis, the S&P 500 Index increased 26.38% while the Russell 3000 Index increased 25.36%. Before the CM Advisers Fund began operations on May 13, 2003, the S&P 500 and the Russell 3000 had already increased 22.65% and 22.25%, respectively, from their October 9, 2002 lows.

Consequently, opportunities to buy undervalued assets were limited, as we believe that most stocks had risen to levels offering little reward potential for the inherent risks. However, the equities we purchased did very well. The Fund's equities, which represent 17.15% of the Fund's total assets as of February 29, 2004, appreciated 27.29% using a simple return basis from the Fund's inception to the end of the fiscal year. This compares favorably to the S&P 500 Index, which appreciated 21.50 % over the same time period. However, if a time-weighted return is used, it will illustrate that the equities alone appreciated by 44.70% during the same time period. A time-weighted rate of return minimizes the effects of incoming and outgoing cash flows by determining the rate of return for the interim periods between cash flows and links, or compounds them together to form longer period returns. The performances of periods between cash flows are linked together to reflect a return for the whole period. Unlike the S&P 500 Index and the Russell 3000 Index, which are fully invested indexes, the Fund opened on May 13, 2003 and bought equities throughout the year.

While we evaluate companies on an individual basis, we do not believe that the current market environment presents many values at this time. As you can see by the chart below, aggregate U.S. corporate profit margins for 2003 averaged 8.40% of the U.S. Gross Domestic Product (GDP), the highest they have been since 1947 (57 years). We believe that most people attribute these high profit margins primarily to increases in productivity. However, there are many other factors which have contributed to these higher profits that are not economic in nature. Rather they are a matter of accounting convention. Let's look at two of them:

|_| Stock options have not been recognized as an expense for financial reporting purposes. The position of the IRS is that stock options are an expense, and as such are tax deductible. Public companies have no argument with this position. However, thus far they have lobbied successfully to exclude them from compensation expense on their financial statements. Going forward the Financial Accounting Standards Board will require expensing stock options.

|_| Pension Expense is a calculation made up of many estimates, and as such is fertile ground for potential manipulation. Among the variables considered are life expectancy of eligible employees, years of service, future compensation, and expected return on pension assets. An overly optimistic estimate of "expected return" can result in a significant reduction of pension expense. Our research indicates that in recent years the expected return has vastly overstated the actual return for most pension plans.

The items above are accounting issues. There is, however, one important economic issue. In the year of 2004 companies are allowed to write off 50% of their capital spending in the current year for assets acquired in 2004. This tax break has resulted in an "effective tax rate" that is substantially below the "statutory rate" (the rate normally charged on corporate earnings). This tax break is only available in 2004. Thus, after tax- profits have been inflated by this tax break. This tax break has not only favorably impacted earnings, but it has accelerated capital spending this year. Thus, there is some likelihood that we will have relatively more capital spending this year and relatively less spending next year because the tax benefit is not available next year.

[Line Graphs Here]

                      After-Tax Corporate Profits vs. GDP



                              Corporate Tax Rates



Note: Information in the foregoing charts has been derived by the Fund from data published by the Bureau of Economic Analysis found at www.bea.gov last revised on March 25, 2004 found in lines 13-15.

Based on our analysis, if the profit margins were adjusted by these factors to reflect a more sustainable profit margin, which we believe historically has been closer to 5.00% or 6.00%, you would have a decline in earnings of 28.50% on the general market. Additionally, we believe that the potential of higher interest rates increases the likelihood of lower price to earnings multiples (P/E), which would further depress stock prices.

As the tax benefits and option expensing work their way through the system we foresee an emerging environment of lower profit margins, higher interest rates, and lower P/E multiples resulting in lower stock prices. The Federal Reserve has made it quite clear that interest rates will rise going forward. With stocks facing what we believe are peak multiples and peak earnings, and with record low interest rates, all of which are prone to dramatic reversals, we believe that during the past year and for the foreseeable future market risk far outweighs the potential reward.

Long-term success in any field requires preparation, discipline, and patience. We continuously search for new ideas and expand our knowledge in companies and industries, all in preparation for an opportunity that will undoubtedly come. We are disciplined buyers and sellers of assets. We buy a stock only when we believe that it offers substantially more potential for reward than risk. Since there have been few bargains available to us since the Fund's inception, we have and will continue to exercise our discipline and patience.

Our philosophy as a money manager has always been to invest our personal assets in the same manner as we invest for our clients. As of April 2004, the principals, employees, and family dependents of Century Management, collectively, are the largest shareholders of the Fund, representing approximately 9% of the Fund's shares.

We are heartened by the positive response we have received from shareholders in the opening of the CM Advisers Fund. Thank you for your confidence and support.

Sincerely,

CM Fund Advisers


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. For more information about the Fund, including the Fund's objectives, charges, expenses and risks (including more information about the risks listed above), please read the prospectus. A copy of the prospectus may be obtained from CM Fund Advisers by calling 1-800-664-4888 or by calling the Fund directly at 1-800-773-3863. An investor should carefully consider a fund's investment objectives and risks and its charges and expenses, before investing since these factors will directly affect future returns.
--------------------------------------------------------------------------------

                                CM ADVISERS FUND


                    Performance Update - $100,000 Investment
                For the period from May 13, 2003 (Date of Initial
                     Public Investment) to February 29, 2004

[Graph Here]

--------------------------------------------------------------------------------
                           CM Advisers            Russell 3000(R)
                              Fund                    Index
--------------------------------------------------------------------------------
          5/13/2003         $100,000                $100,000
          5/31/2003          101,300                 102,816
          6/30/2003          101,300                 104,204
          7/31/2003          101,600                 106,594
          8/31/2003          102,700                 108,956
          9/30/2003          102,100                 107,773
         10/31/2003          103,300                 114,296
         11/30/2003          103,500                 115,870
         12/31/2003          106,100                 121,170
          1/31/2004          106,500                 123,697
          2/29/2004          106,326                 125,364

This graph depicts the performance of CM Advisers Fund (the "Fund") versus the Russell 3000(R) Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                             Cumulative Total Return

           ------------------------- ------------------------------
                                        Since 05/13/03 (Date of
                                      Initial Public Investment)
           ------------------------- ------------------------------
              No Redemption Fee                 7.40 %
           ------------------------- ------------------------------
              1% Redemption Fee                 6.33 %
           ------------------------- ------------------------------


>> The graph assumes an initial $100,000 investment at May 13, 2003 (date of initial public investment) and reflects the deduction of a 1% redemption fee that occurs within one year following issuance of shares, which has been taken on the last day of the most recently completed fiscal year. All dividends and distributions are reinvested. The redemption fee does not apply to shares purchased by reinvesting dividends.

>> At February 29, 2004, the value of the Fund would have increased to $106,326 - a cumulative total investment return of 6.33% since May 13, 2003. Without the deduction of the 1% redemption fee, the value of the Fund would have increased to $107,400 - a cumulative total investment return of 7.40% since May 13, 2003.

>> At February 29, 2004, the value of a similar investment in the Russell 3000(R) Index would have increased to $125,364 - a cumulative total investment return of 25.36% since May 13, 2003.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 17.14%

      Chemicals - 1.16%
           Great Lakes Chemical Corporation ......................................                   16,750            $   425,450
                                                                                                                       ------------

      Closed-end Funds - 0.38%
           Central Fund of Canada Ltd. ...........................................                   25,000                 138,500
                                                                                                                       ------------

      Commercial Services - 0.90%
           CPI Corporation .......................................................                    4,800                 105,648
           RR Donnelley & Sons Co. ...............................................                    6,980                 221,685
                                                                                                                       ------------
                                                                                                                            327,333
                                                                                                                       ------------
      Computers - 0.21%
        (a)Maxwell Technologies, Inc. ............................................                    7,340                  76,336
                                                                                                                       ------------

      Electrical Components & Equipment - 0.92%
           Graham Corporation ....................................................                   31,500                 337,050
                                                                                                                       ------------

      Engineering & Construction - 1.45%
        (a)Layne Christensen Company .............................................                   38,155                 532,262
                                                                                                                       ------------

      Home Furnishings - 0.46%
           Maytag Corporation ....................................................                    6,000                 169,380
                                                                                                                       ------------

      Machinery - Construction & Mining - 0.29%
        (a)Astec Industries, Inc. ................................................                    8,100                 107,568
                                                                                                                       ------------

      Media - 0.79%
           The Reader's Digest Association Inc. ..................................                   21,475                 289,912
                                                                                                                       ------------

      Metal Fabricate / Hardware - 2.46%
           Ampco - Pittsburgh Corporation ........................................                    5,735                  78,856
        (a)NS Group, Inc. ........................................................                   87,190                 819,586
                                                                                                                       ------------
                                                                                                                            898,442
                                                                                                                       ------------
      Miscellaneous Manufacturing - 1.65%
           Eastman Kodak Company .................................................                    7,930                 226,322
           Myers Industries, Inc. ................................................                   29,730                 365,382
           Trinity Industries, Inc. ..............................................                      350                  10,185
                                                                                                                       ------------
                                                                                                                            601,889
                                                                                                                       ------------
      Oil & Gas - 3.11%
           Helmerich & Payne, Inc. ...............................................                    2,700                  80,244
        (a)Transocean Inc. .......................................................                   35,845               1,056,711
                                                                                                                       ------------
                                                                                                                          1,136,955
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Packaging & Containers - 2.00%
     Sonoco Products Company .....................................................                   29,380            $    733,031
                                                                                                                       ------------

Retail - 1.02%
  (a)Toys "R" Us, Inc. ...........................................................                   23,810                 373,817
                                                                                                                       ------------

Textiles - 0.34%
  (a)The Dixie Group, Inc. .......................................................                   10,350                 123,165
                                                                                                                       ------------

     Total Common Stocks (Cost $4,918,280) ................................................................               6,271,090
                                                                                                                       ------------


                                                                                  Interest          Maturity
                                                               Principal            Rate              Date
                                                             ---------------    ------------      -------------
U.S. GOVERNMENT OBLIGATION - 2.69%

      United States Treasury Note ....................         $1,000,000          3.625%           05/15/13                984,141
           (Cost $936,774)                                                                                             ------------


CORPORATE OBLIGATION - 0.49%

      AAR Corporation ................................            180,000          6.875%           12/15/07                180,000
           (Cost $154,209)                                                                                             ------------


                                                                                                       Shares
                                                                                                     ----------
INVESTMENT COMPANY - 79.45%

      Evergreen Institutional Treasury Money Market Fund Class I #497 .........................       29,070,569         29,070,569
           (Cost $29,070,569)                                                                                          ------------


Total Value of Investments (Cost $35,079,832 (b)) .............................................            99.77%      $ 36,505,800
Other Assets Less Liabilities .................................................................             0.23%            82,806
                                                                                                     -----------       ------------
      Net Assets ..............................................................................           100.00%      $ 36,588,606
                                                                                                     ===========       ============

      (a)  Non-income producing investment ....................................................

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ..............................................................................      $  1,425,968
           Unrealized depreciation ..............................................................................                 0
                                                                                                                       ------------
                      Net unrealized appreciation ...............................................................      $  1,425,968
                                                                                                                       ============

See accompanying notes to financial statements

                                                        CM ADVISERS FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                          February 29, 2004


ASSETS
      Investments, at value (cost $35,079,832) ..............................................................          $ 36,505,800
      Cash ..................................................................................................                 1,815
      Income receivable .....................................................................................                39,605
      Receivable for fund shares sold .......................................................................                33,785
      Other asset ...........................................................................................                25,124
                                                                                                                       ------------

           Total assets .....................................................................................            36,606,129
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ......................................................................................                16,137
      Payable for fund shares redeemed ......................................................................                 1,386
                                                                                                                       ------------

           Total liabilities ................................................................................                17,523
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,406,109 shares outstanding; unlimited number
       of $0.001 per share par value beneficial interest shares are authorized) .............................          $ 36,588,606
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($36,588,606 / 3,406,109 shares) ......................................................................          $      10.74
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................          $ 35,162,638
      Net unrealized appreciation on investments ............................................................             1,425,968
                                                                                                                       ------------
                                                                                                                       $ 36,588,606
                                                                                                                       ============





















See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from May 13, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004

NET INVESTMENT LOSS

      Income
           Interest .....................................................................................              $     38,901
           Dividends ....................................................................................                   123,783
           Miscellaneous ................................................................................                     5,132
                                                                                                                       ------------
               Total income .............................................................................                   167,816
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   175,059
           Fund administration fees (note 2) ............................................................                    21,015
           Distribution and service fees (note 3) .......................................................                    35,026
           Custody fees .................................................................................                     6,089
           Registration and filing administration fees (note 2) .........................................                     6,099
           Fund accounting fees (note 2) ................................................................                    21,556
           Audit & tax fees .............................................................................                    17,500
           Legal fees ...................................................................................                    12,589
           Securities pricing fees ......................................................................                     1,296
           Shareholder servicing fees ...................................................................                     1,401
           Shareholder recordkeeping fees (note 2) ......................................................                    14,323
           Other accounting fees (note 2) ...............................................................                     3,179
           Shareholder servicing expenses ...............................................................                     5,017
           Registration and filing expenses .............................................................                    49,479
           Printing expenses ............................................................................                     3,251
           Trustee fees and meeting expenses ............................................................                    17,720
           Other operating expenses .....................................................................                     5,993
                                                                                                                       ------------
               Total expenses ...........................................................................                   396,592
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (21,647)
                    Investment advisory fees waived (note 2) ............................................                  (129,746)
                    Distribution and service fees waived (note 3) .......................................                   (35,026)
                                                                                                                       ------------
               Net expenses .............................................................................                   210,173
                                                                                                                       ------------

                    Net investment loss .................................................................                   (42,357)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                     2,007
      Change in unrealized appreciation on investments ..................................................                 1,425,968
                                                                                                                       ------------
           Net realized and unrealized gain on investments ..............................................                 1,427,975
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,385,618
                                                                                                                       ============



See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from May 13, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................            $    (42,357)
         Net realized gain from investment transactions ...................................................                   2,007
         Change in unrealized appreciation on investments .................................................               1,425,968
                                                                                                                       ------------

              Net increase in net assets resulting from operations ........................................               1,385,618
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................              35,202,988
                                                                                                                       ------------

                     Total increase in net assets .........................................................              36,588,606

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                       ------------

     End of period ........................................................................................            $ 36,588,606
                                                                                                                       ============




(a) A summary of capital share activity follows:


                                                                                              Shares                      Value
                                                                                           ------------                ------------

Shares sold ....................................................                              3,473,664                $ 35,909,866

Shares redeemed ................................................                                (67,555)                   (706,878)
                                                                                           ------------                ------------

     Net increase ..............................................                              3,406,109                $ 35,202,988
                                                                                           ============                ============











See accompanying notes to financial statements

                                             CM ADVISERS FUND

                                           FINANCIAL HIGHLIGHTS

                             (For a Share Outstanding Throughout the Period)

                                     For the Period from May 13, 2003
                                   (Date of Initial Public Investment)
                                        through February 29, 2004


Net asset value, beginning of period ...............................................................                  $      10.00

      Income from investment operations
           Net investment loss .....................................................................                         (0.01)
           Net realized and unrealized gain on investments .........................................                          0.75
                                                                                                                      ------------

               Total from investment operations ....................................................                          0.74
                                                                                                                      ------------

Net asset value, end of period .....................................................................                  $      10.74
                                                                                                                      ============

Total return .......................................................................................                          7.40 %

Ratios/supplemental data
      Net assets, end of period ....................................................................                  $ 36,588,606
                                                                                                                      ============

      Ratio of expenses to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                          2.84 %
           After expense reimbursements and waived fees ............................................                          1.50 %

      Ratio of net investment loss to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                         (1.64)%
           After expense reimbursements and waived fees ............................................                         (0.30)%

      Portfolio turnover rate ......................................................................                          6.26 %

(a) Annualized.

















See accompanying notes to financial statements

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The CM Advisers Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the CM Advisers Family of Funds (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on May 13, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the
     Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment for $40,350 has been charged to paid-in capital, $2,007 has been charged to undistributed net realized gains, and accumulated net investment loss has been credited $42,357, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 29, 2004. The total annual Fund operating expenses will be limited to 2.25% of the Fund's average daily net assets, which includes 0.25% for distribution and service fees. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Adviser has waived a portion of its fee amounting to $129,746 ($0.08 per share) and reimbursed $21,647 of the operating expenses incurred by the Fund for the period ended February 29, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived all of these fees amounting to $35,026 for the period ended February 29, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $5,316,562 and $247,836, respectively, for the period ended February 29, 2004. Purchases and sales of long-term U.S. government securities aggregated $932,865 and $0, respectively, for the period ended February 29, 2004.



































                                                                    (Continued)

                                CM ADVISERS FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                February 29, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Independent Trustees received aggregate compensation of $17,750 during the fiscal year ended February 29, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                    Position(s)                                                   Complex
                                     Held with    Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust       Service           During Past 5 Years          Trustee        Held by Trustee
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                       Independent Trustees
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Brian R. Bruce (48)                Trustee       Since 5/2003  Mr.    Bruce   has   been   the       1                 None
                                                               Director of Global  Investments
                                                               of  PanAgora  Asset  Management
                                                               since  December  1999.   Before
                                                               joining  PanAgora,   Mr.  Bruce
                                                               was  a  professor  at  Southern
                                                               Methodist    University    from
                                                               January 1995 to December 1999.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Mark F. Ivan (47)                  Trustee       Since 5/2003  Mr.    Ivan    has   been   the       1                 None
                                                               President   of   Ivan   Capital
                                                               Management,   Inc.  since  June
                                                               1996.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Richard M. Lewis (44)              Trustee       Since 5/2003  Mr.  Lewis  has been the  Chief       1        Mr.  Lewis serves as a
                                                               Financial       Officer      of                director            of
                                                               Bluecurrent,      Inc.,      an                Net-Sieve,   Inc.,   a
                                                               information          technology                private  company whose
                                                               services  firm,  since  January                business            is
                                                               2002.       Before      joining                developing   filtering
                                                               Bluecurrent,  he was  the  Vice                appliances         for
                                                               President of  Acquisitions  for                corporate           IT
                                                               AMPAM,  Inc.,  a  plumbing  and                environments.
                                                               mechanical  services firm, from
                                                               August 1999 to  December  2001.
                                                               He was a  Director  of  Societe
                                                               Generale     before     joining
                                                               AMPAM.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
A. Zorel Paritzky, M.D. (62)       Trustee       Since 5/2003  Dr.   Paritzky   has   been   a       1                 None
                                                               physician      with     Cardiac
                                                               Associates  Medical Group, Inc.
                                                               since November 1974.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
William  R.  Reichenstein,  Ph.D.  Trustee       Since 5/2003  Dr.  Reichenstein  has  been  a       1                 None
(52)                                                           professor at Baylor  University
                                                               since   August   1990.   He  is
                                                               currently   the   professor  of
                                                               Finance  and the Pat and Thomas
                                                               R. Powers  Chair in  Investment
                                                               Management      -      Finance,
                                                               Insurance and Real Estate.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------





                                                                                       (Continued)

                                CM ADVISERS FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                February 29, 2004
                                   (Unaudited)


---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                    Position(s)                                                   Complex
                                     Held with    Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust       Service           During Past 5 Years          Trustee        Held by Trustee
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                Interested Trustees* and Officers
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Arnold Van Den Berg (64)**         Trustee,      Since         Mr.   Van   Den   Berg  is  the       1                 None
                                   Chairman,     11/2002       founder  and  President  of the
                                   President                   Adviser.    He   has   been   a
                                                               portfolio   manager   for   the
                                                               Adviser since 1974.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
James D. Brilliant (38)**          Trustee,      Since 5/2003  Mr.     Brilliant    is    Vice       1                 None
                                   Treasurer                   President    and    a    senior
                                                               portfolio manager of the
                                                               Adviser. He has been with the
                                                               Adviser since January 1987,
                                                               and a Chartered Financial
                                                               Analyst (CFA).
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Scott Van Den Berg (37)**          Trustee,      Since 5/2003  Mr.   Van  Den   Berg  is  Vice       1                 None
                                   Secretary                   President  of the  Adviser  and
                                                               has been  with  the firm  since
                                                               May  1993.  He  is a  Certified
                                                               Financial  Planner  (CFP) and a
                                                               Chartered    Retirement    Plan
                                                               Specialist (CRPS).
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Aaron S. Buckholtz (40)            Trustee       Since 5/2003  Mr.  Buckholtz  is a  financial       1                 None
                                                               analyst  and a director  of the
                                                               Adviser  and has been  with the
                                                               firm since March 1990.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
C. Frank Watson III (33)           Asst.         Since 5/2003  Mr.   Watson   has   been   the      n/a                N/a
The Nottingham Company             Secretary                   President  and Chief  Operating
116 South Franklin Street                                      Officer   of   The   Nottingham
Post Office Box 69                                             Company (Administrator),  since
Rocky Mount, NC  27803                                         1999.  He  was  previously  the
                                                               Chief Operating  Officer of The
                                                               Nottingham Company.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Julian G. Winters (35)             Asst.         Since 5/2003  Mr.  Winters  has been the Vice      n/a                N/a
The Nottingham Company             Treasurer                   President     of     Compliance
116 South Franklin Street                                      Administration      of      The
Post Office Box 69                                             Nottingham Company, since 1998.
Rocky Mount, NC  27803
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------

 * Each of the Interested  Trustees is an Interested  Trustee  because each is an officer and  employee of the  Adviser.
** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

Deloitte
                                                     Deloitte & Touche LLP

                                                     Two World Financial Center
                                                     New York, NY  10281-1414
                                                     USA

                                                     Tel: +1-212-436-2000
                                                     Fax: +1-212-436-5000
                                                     www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of CM Advisers Family of Funds And Shareholders of The CM Advisers Fund:

We have audited the accompanying statement of assets and liabilities of The CM Advisers Fund (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended February 29, 2004 and the financial highlights for the year ended February 29, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CM Advisers Fund as of February 29, 2004, the results of its operations the year then ended, the changes in its net assets for the year then ended, and the financial highlights the year ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


April 23, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________


                   a series of the CM Advisers Family of Funds
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits

         (a) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the CM Advisers Family of Funds ("Registrant").^1

         (b) Amended and Restated By-Laws for the Registrant.^1

         (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

         (d) Investment Advisory Agreement between the Registrant and Van Den Berg Management, Inc. d/b/a CM Fund Advisers ("Adviser"), as advisor for the CM Advisers Fund ("Fund"). 1

         (e)   Distribution   Agreement   between  the  Registrant  and  Capital
Investment Group, Inc. ("Distributor"), as distributor for the Fund.^1

         (f) Not Applicable.

         (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
Bank).^1

         (g)(2) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(3) Second Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(4) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(5) Fourth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(6) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(7) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(8) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(9) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Fund.^1

         (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company ("Administrator"), as administrator for the Registrant.^1

         (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent for the Registrant.^1

         (h)(3) Expense Limitation Agreement between the Registrant and the Adviser for the Fund.^1

         (i) Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Fund. 1

         (j) Consent of Deloitte & Touche, LLP, independent auditors, with respect to the Fund.

         (k) Balance Sheet of the Fund dated April 1, 2003.

         (l) Initial Subscription Agreement.^1

         (m) Distribution Plan under Rule 12b-1 for the Fund.61

         (n) Not Applicable.

         (o) Reserved.

         (p)(1) Code of Ethics for the Registrant.^1

         (p)(2) Code of Ethics for the Adviser.

         (q)      Copy of Powers of Attorney.^1

-----------------------
1. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed on May 12, 2003 (File No. 333-101585).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification
         ---------------

         Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

         Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article VII.  Section 3.  Indemnification.

                  (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Adviser's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.


ITEM 26. Business and other Connections of the Investment Adviser

         The description of the Adviser is found under the caption of "Management and Administration - Investment Adviser" in the Prospectus and under the caption "Management and Administration - Investment Adviser" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser provides investment advisory services to other persons or entities other than the registrant. The directors and officers of the Adviser have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Adviser).


ITEM 27. Principal Underwriter

         (a) Capital Investment Group, Inc. is underwriter and distributor for The Turnaround Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, CM Advisers Fund, PMFM ETF Portfolio Trust, PMFM Moderate Portfolio Trust, MurphyMorris ETF Fund, Merit High Yield Fund and Merit High Yield II.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 27622, (919) 831-2370.

                  (1)                                     (2)                                    (3)
                                                 Position and Offices                   Positions and Offices
                 Name                              With Underwriter                        with Registrant

           Richard K. Bryant                           President                                None

          E.O. Edgerton, Jr.                         Vice President                             None

           Delia Z. Ferrell                            Secretary                                None

            Con T. McDonald                    Assistant Vice-President                         None

         W. Harold Eddins, Jr.                 Assistant Vice-President                         None

           Annelise Brittian                   Assistant Vice-President                         None

         (c) Not applicable.


ITEM 28. Location of Accounts and Records

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at the office of its investment adviser (Van Den Berg Management, Inc. d/b/a CM Fund Advisers) and its principal executive offices at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, transfer agent (North Carolina Shareholder Services, LLC, d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or administrator (The Nottingham Management Company, d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069), except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109).



ITEM 29. Management Services

         None.


ITEM 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of June, 2004.


                                         CM ADVISERS FAMILY OF FUNDS

                                         By:      /s/ C. Frank Watson III
                                                  -------------------------
                                                  C.  Frank   Watson
III, Assistant Secretary


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
James D. Brilliant, Trustee and Treasurer               Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
Brian R. Bruce, Trustee                                          Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
Aaron S. Buckholtz, Trustee                                      Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
Mark F. Ivan, Trustee                                            Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
Richard M. Lewis, Trustee                                        Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
A. Zorel Paritzky, M.D., Trustee                                 Date


                           *                                     June 28, 2004
---------------------------------------------                    ---------------
William R. Reichenstein, Ph.D., Trustee                          Date


                           *                                     June 28, 2004
Arnold Van Den Berg, Trustee, Chairman and                       Date
         President


                           *                                     June 28, 2004
Scott Van Den Berg, Trustee and Secretary                        Date


/s/ Julian G. Winters                                            June 28, 2004
---------------------------------------------                    ---------------
Julian G. Winters, Assistant Treasurer                           Date


* By: /s/ C. Frank Watson III                                    June 28, 2004
      ---------------------------------------                    ---------------
       C. Frank Watson III, Attorney-in-Fact and                 Date
           Assistant Secretary